     As Filed with the Securities and Exchange Commission on August 18, 2003

                                             1933 Act Registration No. 333-68842
                                             1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 4       /X/

                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 48            /X/

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                       Multi Fund-REGISTERED TRADEMARK- 5

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260)455-2000

                         Elizabeth A. Frederick, Esquire
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Mary Jo Ardington, Esquire
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

                Approximate Date of Public Offering: Continuous

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b) of Rule 485
---
    on ______ pursuant to paragraph (b) of Rule 485
---
    60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
    on (date) pursuant to paragraph (a)(1) of Rule 485
---

Title of securities being registered:
Interests in separate accounts under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account C
                                   MultiFund 5

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current MultiFund 5 Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment and corresponding bonus credit, if any (or contract value if elected after contract issue) as adjusted for purchase payments (and bonus credit, if any) and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to a higher level (the contract value at the time of the reset). There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

     The annual charge is currently 0.45% of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge in the event of a reset of the Guaranteed Amount is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If you surrender your contract at the end of the applicable time period:

                      1 year          3 years           years          10 years
        -----------------------------------------------------------------------
                      $1,189          $1,783           $2,399            $4,144

     2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                      1 year          3 years         5 years          10 years
        -----------------------------------------------------------------------
                      $389             $1,183          $1,999            $4,144

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and applicable bonus credit, if any. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments (and bonus credit, if any) automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.

     After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. Purchase payments (and bonus credit, if any) or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit

Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment (and bonus credits, if any). The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

     a. the Annual Withdrawal Limit immediately prior to the reset; or
     b. 7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1.   The Guaranteed Amount is reduced to the lesser of:
     a. the contract value immediately following the withdrawal, or
     b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.   The Annual Withdrawal Limit will be the lesser of:
     a. the Annual Withdrawal Limit immediately prior to the withdrawal; or
     b. the greater of:
        i. 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal Limit); or
        ii. 7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and reduce your Annual Withdrawal Limit.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing resets of the Guaranteed Amount.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal Security Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal Security Benefit equal to his or her share of the death benefit.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments (including bonus credits, if any), then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination, will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

The availability of this Rider will depend upon your state's approval of this Rider. Check with your investment representative regarding availability in your state.

                                     PART A

The Prospectus for the MultiFund(R) 5 variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account C
                                 Multi-Fund(R) 5

                        Supplement dated August 20, 2003
          to the Statement of Additional Information dated May 1, 2003

Please keep this Supplement with your current MultiFund(R) 5 Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, two Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

Standard Performance Data as of December 31, 2002

Contract Value Death Benefit Mortality and Risk Expense Charge (assuming the i4LIFE(SM) Advantage is not in effect):

                                                                           10 Year/Since
Subaccounts                                     1-Year       5-Years       Inception          Commenced
--------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                  (25.00)%         N/A           (22.65)%         12/27/01
AIM V.I. Premier Equity                        (39.50)          N/A           (38.31)          12/27/01
AllianceBernstein VP Small Cap Value           (15.67)          N/A           (14.91)          12/27/01
AllianceBernstein VP Technology                (50.89)          N/A           (41.53)          05/22/00
American Funds Growth                          (33.74)          N/A           (22.09)          05/22/00
American Funds Growth - Income                 (27.69)          N/A           (26.47)          12/27/01
American Funds International                   (24.24)          N/A           (23.68)          05/22/00
Delaware VIP Large Cap Value                   (28.02)        (4.03)%           3.34           05/01/96
Delaware VIP REIT                               (5.08)          N/A             7.93           05/22/00
Delaware VIP Small Cap Value                   (15.22)          N/A            (8.24)          05/29/01
Delaware VIP Trend                             (29.27)         2.01             4.62           05/01/96
Fidelity(R) VIP Contrafund(R)                  (18.88)          N/A            (8.41)          08/27/99
Fidelity(R) VIP Growth                         (39.42)          N/A           (18.09)          08/27/99
Janus Aspen Worldwide Growth                   (34.78)          N/A           (10.73)          01/29/99
Lincoln VIP Aggressive Growth                  (39.44)       (12.99)           (1.17)          02/03/94
Lincoln VIP Bond                                 0.47          4.73             5.82           12/28/81
Lincoln VIP Capital Appreciation               (36.22)        (4.61)            5.03           02/03/94
Lincoln VIP Equity Income                      (25.05)        (2.00)            8.04           02/03/94
Lincoln VIP Global Asset Allocation            (21.42)        (3.37)            5.18           08/03/87
Lincoln VIP Growth and Income                  (31.37)        (5.29)            6.70           12/28/81
Lincoln VIP International                      (20.21)        (1.09)            5.52           05/01/91
Lincoln VIP Managed                            (20.49)        (1.75)            5.84           04/27/83
Lincoln VIP Money Market                        (8.17)         1.72             2.86           01/07/82
Lincoln VIP Social Awareness                   (31.43)        (5.07)            8.50           05/02/88
Lincoln VIP Special Opportunities              (21.14)        (1.35)            7.99           12/28/81
MFS(R) VIT Capital Opportunities               (38.93)          N/A           (37.40)          12/27/01
MFS(R) VIT Utilities                           (32.05)          N/A           (33.71)          05/29/01
MFS(R) VIT Total Return                        (14.66)          N/A           (13.23)          12/27/01
Neuberger Berman AMT Mid-Cap Growth            (38.57)          N/A           (10.81)          01/29/99
Neuberger Berman AMT Regency                   (20.00)          N/A           (18.45)          12/27/01
Putnam VT Health Sciences                      (29.68)          N/A           (22.72)          05/29/01
Scudder VIT Equity 500 Index                   (31.62)          N/A           (11.99)          01/29/99
Scudder VIT Small Cap Index                    (29.90)          N/A            (5.38)          01/29/99
Wells Fargo VT Equity Income                      N/A           N/A           (28.20)          05/21/02
Wells Fargo VT Large Company Growth               N/A           N/A           (28.54)          05/21/02
Wells Fargo VT Small Cap Growth                   N/A           N/A           (37.07)          05/21/02

The performance figures shown reflect the cost of the Contract Value death benefit with the Principal Security(SM) benefit. The performance figures do not reflect the cost of the EGMDB or EEB death benefits or the bonus credit options. If contractowners had elected these options, the returns would have been lower.

Standard Performance Data as of December 31, 2002

EGMDB Mortality and Risk Expense Charge (assuming the i4LIFE(SM) Advantage is not in effect):

                                                                           10 Year/Since
Subaccounts                                    1-Year       5-Years        Inception          Commenced
-------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                  (25.17)%         N/A           (22.83)%         12/27/01
AIM V.I. Premier Equity                        (39.64)          N/A           (38.45)          12/27/01
AllianceBernstein VP Small Cap Value           (15.90)          N/A           (15.15)          12/27/01
AllianceBernstein VP Technology                (51.01)          N/A           (41.72)          05/22/00
American Funds Growth                          (33.90)          N/A           (22.31)          05/22/00
American Funds Growth - Income                 (27.88)          N/A           (26.66)          12/27/01
American Funds International                   (24.43)          N/A           (23.89)          05/22/00
Delaware VIP Large Cap Value                   (28.21)        (4.29)%           3.07           05/01/96
Delaware VIP REIT                               (5.35)          N/A             7.63           05/22/00
Delaware VIP Small Cap Value                   (15.45)          N/A            (8.49)          05/29/01
Delaware VIP Trend                             (29.46)         1.74             4.35           05/01/96
Fidelity(R) VIP Contrafund(R)                  (19.11)          N/A            (8.67)          08/27/99
Fidelity(R) VIP Growth                         (39.57)          N/A           (18.32)          08/27/99
Janus Aspen Worldwide Growth                   (34.94)          N/A           (10.98)          01/29/99
Lincoln VIP Aggressive Growth                  (39.59)       (13.23)           (1.41)          02/03/94
Lincoln VIP Bond                                 0.20          4.45             5.55           12/28/81
Lincoln VIP Capital Appreciation               (36.38)        (4.87)            4.77           02/03/94
Lincoln VIP Equity Income                      (25.24)        (2.26)            7.77           02/03/94
Lincoln VIP Global Asset Allocation            (21.63)        (3.64)            4.92           08/03/87
Lincoln VIP Growth and Income                  (31.53)        (5.55)            6.44           12/28/81
Lincoln VIP International                      (20.43)        (1.36)            5.25           05/01/91
Lincoln VIP Managed                            (20.71)        (2.02)            5.58           04/27/83
Lincoln VIP Money Market                        (8.45)         1.44             2.60           01/07/82
Lincoln VIP Social Awareness                   (31.60)        (5.33)            8.23           05/02/88
Lincoln VIP Special Opportunities              (21.36)        (1.62)            7.72           12/28/81
MFS(R) VIT Capital Opportunities               (39.09)          N/A           (37.56)          12/27/01
MFS(R) VIT Utilities                           (32.22)          N/A           (33.88)          05/29/01
MFS(R) VIT Total Return                        (14.92)          N/A           (13.48)          12/27/01
Neuberger Berman AMT Mid-Cap Growth            (38.71)          N/A           (11.05)          01/29/99
Neuberger Berman AMT Regency                   (20.27)          N/A           (18.72)          12/27/01
Putnam VT Health Sciences                      (29.83)          N/A           (22.91)          05/29/01
Scudder VIT Equity 500 Index                   (31.79)          N/A           (12.23)          01/29/99
Scudder VIT Small Cap Index                    (30.10)          N/A            (5.64)          01/29/99
Wells Fargo VT Equity Income                      N/A           N/A           (28.31)          05/21/02
Wells Fargo VT Large Company Growth               N/A           N/A           (28.65)          05/21/02
Wells Fargo VT Small Cap Growth                   N/A           N/A           (37.17)          05/21/02

The performance figures shown reflect the cost of EGMDB with the Principal Security(SM) benefit. If contractowners had elected the Contract Value death benefit, the returns would have been higher.

In addition, two additional Non-Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

G. Non-Standard Performance Data as of December 31, 2002

Contract Value Death Benefit Mortality and Risk Expense Charge (not adjusted for surrender charges and assuming the i4LIFE(SM) Advantage is not in effect):

                                                                                                            Since        As if
Subaccounts                                           YTD      1 Year     3 Year       5 Year    10 Year    Inception    commenced
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                       -16.46%    -16.46%    -24.26%      -5.86%        N/A        2.1%     05/05/93
AIM V.I. Premier Equity                             (30.99)    (30.99)    (20.37)      (3.17)        N/A       6.76      05/05/93
AllianceBernstein VP Small Cap Value                 (7.12)     (7.12)       N/A         N/A         N/A       1.88      05/01/01
AllianceBernstein VP Technology                     (42.39)    (42.39)    (30.92)      (1.52)        N/A       0.87      01/11/96
American Funds Growth                               (25.22)    (25.22)    (14.42)       5.50       10.92%     12.47      02/08/84
American Funds Growth - Income                      (19.16)    (19.16)     (4.27)       2.46        9.21      11.18      02/08/84
American Funds International                        (15.71)    (15.71)    (19.80)       1.48        7.17       5.80      05/01/90
Delaware VIP Large Cap Value                        (19.49)    (19.49)     (5.48)      (2.22)       7.75       7.05      07/28/88
Delaware VIP REIT                                     3.48       3.48      13.16         N/A         N/A       5.14      05/04/98
Delaware VIP Small Cap Value                         (6.67)     (6.67)      6.47        1.33         N/A       8.68      12/27/93
Delaware VIP Trend                                  (20.75)    (20.75)    (15.09)       3.49         N/A       8.99      12/27/93
Fidelity(R) VIP Contrafund(R)                       (10.33)    (10.33)    (10.43)       2.58         N/A      11.04      01/03/95
Fidelity(R) VIP Growth                              (30.91)    (30.91)    (20.87)      (1.46)       7.24       9.19      10/09/86
Janus Aspen Worldwide Growth                        (26.26)    (26.26)    (22.13)      (0.38)        N/A       9.27      09/13/93
Lincoln VIP Aggressive Growth                       (30.93)    (30.93)    (23.97)     (10.46)        N/A      (0.64)     02/03/94
Lincoln VIP Bond                                      9.05       9.05       8.96        6.09        6.24       9.09      12/28/81
Lincoln VIP Capital Appreciation                    (27.70)    (27.70)    (23.83)      (2.76)        N/A       5.47      02/03/94
Lincoln VIP Equity Income                           (16.52)    (16.52)     (5.70)      (0.31)        N/A       8.45      02/03/94
Lincoln VIP Global Asset Allocation                 (12.88)    (12.88)     (9.36)      (1.60)       5.62       6.15      08/03/87
Lincoln VIP Growth and Income                       (22.84)    (22.84)    (15.34)      (3.40)       7.11      10.48      12/28/81
Lincoln VIP International                           (11.67)    (11.67)     (7.93)       0.55        5.94       4.14      05/01/91
Lincoln VIP Managed                                 (11.95)    (11.95)     (5.75)      (0.07)       6.27       8.17      04/27/83
Lincoln VIP Money Market                              0.39       0.39       2.78        3.22        3.32       5.09      01/07/82
Lincoln VIP Social Awareness                        (22.91)    (22.91)    (14.43)      (3.19)       8.89      10.29      05/02/88
Lincoln VIP Special Opportunities                   (12.60)    (12.60)      0.50        0.30        8.39      10.64      12/28/81
MFS(R) VIT Capital Opportunities                    (30.42)    (30.42)    (20.48)      (1.63)        N/A       3.56      08/14/96
MFS(R) VIT Utilities                                (23.53)    (23.53)    (15.27)      (1.64)        N/A       8.13      01/03/95
MFS(R) VIT Total Return                              (6.11)     (6.11)      2.29        3.97         N/A       9.61      01/03/95
Neuberger Berman AMT Mid-Cap Growth                 (30.05)    (30.05)    (21.81)       0.09         N/A       3.18      11/03/97
Neuberger Berman AMT Regency                        (11.46)    (11.46)       N/A         N/A         N/A      (9.01)     08/22/01
Putnam VT Health Sciences                           (21.15)    (21.15)     (4.86)        N/A         N/A      (2.46)     05/01/98
Scudder VIT Equity 500 Index                        (23.10)    (23.10)    (15.62)      (1.81)        N/A      (1.42)     10/01/97
Scudder VIT Small Cap Index                         (21.38)    (21.38)     (8.95)      (2.77)        N/A      (1.80)     08/25/97
Wells Fargo VT Equity Income                        (20.07)    (20.07)     (8.87)      (1.07)        N/A       4.03      05/06/96
Wells Fargo VT Large Company Growth                 (29.07)    (29.07)    (18.22)        N/A         N/A     (12.05)     09/20/99
Wells Fargo VT Small Cap Growth                     (39.10)    (39.10)    (29.56)     (13.40)        N/A      (2.97)     05/01/95

The performance figures shown reflect the cost of the Contract Value death benefit with the Principal Security(SM) benefit. The performance figures do not reflect the cost of the EGMDB or EEB death benefits or the bonus credit options. If contractowners had elected these options, the returns would have been lower.

H. Non-Standard Performance Data as of December 31, 2002

Contract Value Death Benefit Mortality and Risk Expense Charge assuming the i4LIFE(SM) Advantage is not in effect):

                                                                                                            Since        As if
Subaccounts                                           YTD      1 Year     3 Year       5 Year    10 Year    Inception    commenced
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                       -25.00%    -25.00%    -29.62%     - 7.94%        N/A       1.62%     05/05/93
AIM V.I. Premier Equity                             (39.50)    (39.50)    (25.20)      (5.05)        N/A       6.34      05/05/93
AllianceBernstein VP Small Cap Value                (15.67)    (15.67)       N/A         N/A         N/A      (3.18)     05/01/01
AllianceBernstein VP Technology                     (50.89)    (50.89)    (37.48)      (3.29)        N/A       0.03      01/11/96
American Funds Growth                               (33.74)    (33.74)    (18.58)       4.11       10.54%     12.17      02/08/84
American Funds Growth - Income                      (27.69)    (27.69)     (7.60)       0.92        8.82      10.87      02/08/84
American Funds International                        (24.24)    (24.24)    (24.55)      (0.11)       6.75       5.38      05/01/90
Delaware VIP Large Cap Value                        (28.02)    (28.02)     (8.89)      (4.03)       7.35       6.67      07/28/88
Delaware VIP REIT                                    (5.08)     (5.08)     10.74         N/A         N/A       3.68      05/04/98
Delaware VIP Small Cap Value                        (15.22)    (15.22)      3.75       (0.27)        N/A       8.27      12/27/93
Delaware VIP Trend                                  (29.27)    (29.27)    (19.31)       2.01         N/A       8.59      12/27/93
Fidelity(R)VIP Contrafund(R)                        (18.88)    (18.88)    (14.22)       1.06         N/A      10.09      01/03/95
Fidelity(R)VIP Growth                               (39.42)    (39.42)    (25.76)      (3.22)       6.83       8.84      10/09/86
Janus Aspen Worldwide Growth                        (34.78)    (34.78)    (27.18)      (2.07)        N/A       8.87      09/13/93
Lincoln VIP Aggressive Growth                       (39.44)    (39.44)    (29.29)     (12.99)        N/A      (1.17)     02/03/94
Lincoln VIP Bond                                      0.47       0.47       6.36        4.73        5.82        N/A      12/28/81
Lincoln VIP Capital Appreciation                    (36.22)    (36.22)    (29.13)      (4.61)        N/A       5.03      02/03/94
Lincoln VIP Equity Income                           (25.05)    (25.05)     (9.12)      (2.00)        N/A       8.04      02/03/94
Lincoln VIP Global Asset Allocation                 (21.42)    (21.42)    (13.06)      (3.37)       5.18       5.75      08/03/87
Lincoln VIP Growth and Income                       (31.37)    (31.37)    (19.59)      (5.29)       6.70        N/A      12/28/81
Lincoln VIP International                           (20.21)    (20.21)    (11.52)      (1.09)       5.52       3.69      05/01/91
Lincoln VIP Managed                                 (20.49)    (20.49)     (9.18)      (1.75)       5.84       7.83      04/27/83
Lincoln VIP Money Market                             (8.17)     (8.17)     (0.12)       1.72        2.86       4.70      01/07/82
Lincoln VIP Social Awareness                        (31.43)    (31.43)    (18.58)      (5.07)       8.50       9.94      05/02/88
Lincoln VIP Special Opportunities                   (21.14)    (21.14)     (2.52)      (1.35)       7.99        N/A      12/28/81
MFS(R)VIT Capital Opportunities                     (38.93)    (38.93)    (25.32)      (3.40)        N/A       2.79      08/14/96
MFS(R)VIT Utilities                                 (32.05)    (32.05)    (19.51)      (3.41)        N/A       7.03      01/03/95
MFS(R)VIT Total Return                              (14.66)    (14.66)    (0.64)        2.51         N/A       8.59      01/03/95
Neuberger Berman AMT Mid-Cap Growth                 (38.57)    (38.57)    (26.82)      (1.58)        N/A       2.02      11/03/97
Neuberger Berman AMT Regency                        (20.00)    (20.00)       N/A         N/A         N/A     (15.11)     08/22/01
Putnam VT Health Sciences                           (29.68)    (29.68)     (8.23)        N/A         N/A      (4.31)     05/01/98
Scudder VIT Equity 500 Index                        (31.62)    (31.62)    (19.90)      (3.60)        N/A      (2.77)     10/01/97
Scudder VIT Small Cap Index                         (29.90)    (29.90)    (12.62)      (4.62)        N/A      (3.16)     08/25/97
Wells Fargo VT Equity Income                        (28.60)    (28.60)    (12.53)      (2.80)        N/A       3.28      05/06/96
Wells Fargo VT Large Company Growth                 (37.59)    (37.59)    (22.78)        N/A         N/A     (15.29)     09/20/99
Wells Fargo VT Small Cap Growth                     (47.60)    (47.60)    (35.84)     (16.28)        N/A      (5.15)     05/01/95

I. Non-Standard Performance Data as of December 31, 2002

EGMDB Mortality and Risk Expense Charge (not adjusted for surrender charges and assuming the i4LIFE(SM) Advantage is not in effect):

                                                                                                            Since        As if
Subaccounts                                           YTD      1 Year     3 Year       5 Year    10 Year    Inception    commenced
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                       -16.69%    -16.69%    -24.48%      -6.13%        N/A        1.8%     05/05/93
AIM V.I. Premier Equity                             (31.18)    (31.18)    (20.61)      (3.46)        N/A       6.44      05/05/93
AllianceBernstein VP Small Cap Value                 (7.41)     (7.41)       N/A         N/A         N/A       1.56      05/01/01
AllianceBernstein VP Technology                     (42.56)    (42.56)    (31.12)      (1.82)        N/A       0.57      01/11/96
American Funds Growth                               (25.43)    (25.43)    (14.67)       5.18       10.59      12.13      02/08/84
American Funds Growth - Income                      (19.40)    (19.40)     (4.56)       2.15        8.88      10.85      02/08/84
American Funds International                        (15.95)    (15.95)    (20.04)       1.17        6.85       5.49      05/01/90
Delaware VIP Large Cap Value                        (19.73)    (19.73)     (5.77)      (2.51)       7.43       6.73      07/28/88
Delaware VIP REIT                                     3.16       3.16      12.82         N/A         N/A       4.82      05/04/98
Delaware VIP Small Cap Value                         (6.95)     (6.95)      6.14        1.02         N/A       8.35      12/27/93
Delaware VIP Trend                                  (20.98)    (20.98)    (15.34)       3.18         N/A       8.67      12/27/93
Fidelity(R) VIP Contrafund(R)                       (10.61)    (10.61)    (10.71)       2.27         N/A      10.71      01/03/95
Fidelity(R) VIP Growth                              (31.10)    (31.10)    (21.10)      (1.75)       6.92       8.87      10/09/86
Janus Aspen Worldwide Growth                        (26.47)    (26.47)    (22.36)      (0.67)        N/A       8.95      09/13/93
Lincoln VIP Aggressive Growth                       (31.12)    (31.12)    (24.19)     (10.73)        N/A      (0.94)     02/03/94
Lincoln VIP Bond                                      8.72       8.72       8.63        5.77        5.92       8.76      12/28/81
Lincoln VIP Capital Appreciation                    (27.91)    (27.91)    (24.06)      (3.05)        N/A       5.15      02/03/94
Lincoln VIP Equity Income                           (16.76)    (16.76)     (5.98)      (0.60)        N/A       8.13      02/03/94
Lincoln VIP Global Asset Allocation                 (13.14)    (13.14)     (9.63)      (1.90)       5.30       5.83      08/03/87
Lincoln VIP Growth and Income                       (23.06)    (23.06)    (15.59)      (3.69)       6.79      10.15      12/28/81
Lincoln VIP International                           (11.94)    (11.94)     (8.21)       0.25        5.63       3.83      05/01/91
Lincoln VIP Managed                                 (12.22)    (12.22)     (6.04)      (0.38)       5.95       7.85      04/27/83
Lincoln VIP Money Market                              0.06       0.06       2.46        2.90        3.01       4.77      01/07/82
Lincoln VIP Social Awareness                        (23.13)    (23.13)    (14.68)      (3.48)       8.56       9.96      05/02/88
Lincoln VIP Special Opportunities                   (12.87)    (12.87)      0.20       (0.00)       8.07      10.31      12/28/81
MFS(R) VIT Capital Opportunities                    (30.62)    (30.62)    (20.72)      (1.92)        N/A       3.25      08/14/96
MFS(R) VIT Utilities                                (23.74)    (23.74)    (15.52)      (1.93)        N/A       7.81      01/03/95
MFS(R) VIT Total Return                              (6.42)     (6.42)      1.97        3.65         N/A       9.28      01/03/95
Neuberger Berman AMT Mid-Cap Growth                 (30.24)    (30.24)    (22.04)      (0.21)        N/A       2.87      11/03/97
Neuberger Berman AMT Regency                        (11.73)    (11.73)       N/A         N/A         N/A      (9.29)     08/22/01
Putnam VT Health Sciences                           (21.35)    (21.35)     (5.13)        N/A         N/A      (2.74)     05/01/98
Scudder VIT Equity 500 Index                        (23.32)    (23.32)    (15.87)      (2.10)        N/A      (1.71)     10/01/97
Scudder VIT Small Cap Index                         (21.62)    (21.62)     (9.23)      (3.07)        N/A      (2.10)     08/25/97
Wells Fargo VT Equity Income                        (20.31)    (20.31)     (9.15)      (1.36)        N/A       3.72      05/06/96
Wells Fargo VT Large Company Growth                 (29.28)    (29.28)    (18.47)        N/A         N/A     (12.32)     09/20/99
Wells Fargo VT Small Cap Growth                     (39.28)    (39.28)    (29.77)     (13.66)        N/A      (3.26)     05/01/95

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit. If contractowners had elected the Contract Value death benefit, the returns would have been higher.

J. Non-Standard Performance Data as of December 31, 2002

EGMDB Mortality and Risk Expense Charge assuming the i4LIFE(SM) Advantage is not in effect):

                                                                                                            Since        As if
Subaccounts                                           YTD      1-year     3-year       5-year    10-year    Inception    commenced
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth                       -25.17%    -25.17%    -29.83%     - 8.19%        N/A       1.37%     05/05/93
AIM V.I. Premier Equity                             (39.64)    (39.64)    (25.41)      (5.31)        N/A       6.08      05/05/93
AllianceBernstein VP Small Cap Value                (15.90)    (15.90)       N/A         N/A         N/A      (3.45)     05/01/01
AllianceBernstein VP Technology                     (51.01)    (51.01)    (37.68)      (3.55)        N/A      (0.22)     01/11/96
American Funds Growth                               (33.90)    (33.90)    (18.81)       3.83       10.27%     11.92      02/08/84
American Funds Growth - Income                      (27.88)    (27.88)     (7.85)       0.65        8.55      10.62      02/08/84
American Funds International                        (24.43)    (24.43)    (24.77)      (0.38)       6.49       5.13      05/01/90
Delaware VIP Large Cap Value                        (28.21)    (28.21)     (9.15)      (4.29)       7.08       6.42      07/28/88
Delaware VIP REIT                                    (5.35)     (5.35)     10.43         N/A         N/A       3.40      05/04/98
Delaware VIP Small Cap Value                        (15.45)    (15.45)      3.47       (0.54)        N/A       8.00      12/27/93
Delaware VIP Trend                                  (29.46)    (29.46)    (19.54)       1.74         N/A       8.32      12/27/93
Fidelity(R)VIP Contrafund(R)                        (19.11)    (19.11)    (14.47)       0.78         N/A       9.80      01/03/95
Fidelity(R)VIP Growth                               (39.57)    (39.57)    (25.97)      (3.48)       6.57       8.59      10/09/86
Janus Aspen Worldwide Growth                        (34.94)    (34.94)    (27.40)      (2.34)        N/A       8.60      09/13/93
Lincoln VIP Aggressive Growth                       (39.59)    (39.59)    (29.50)     (13.23)        N/A      (1.41)     02/03/94
Lincoln VIP Bond                                      0.20       0.20       6.07        4.45        5.55        N/A      12/28/81
Lincoln VIP Capital Appreciation                    (36.38)    (36.38)    (29.34)      (4.87)        N/A       4.77      02/03/94
Lincoln VIP Equity Income                           (25.24)    (25.24)     (9.37)      (2.26)        N/A       7.77      02/03/94
Lincoln VIP Global Asset Allocation                 (21.63)    (21.63)    (13.31)      (3.64)       4.92       5.50      08/03/87
Lincoln VIP Growth and Income                       (31.53)    (31.53)    (19.82)      (5.55)       6.44        N/A      12/28/81
Lincoln VIP International                           (20.43)    (20.43)    (11.77)      (1.36)       5.25       3.44      05/01/91
Lincoln VIP Managed                                 (20.71)    (20.71)     (9.44)      (2.02)       5.58       7.59      04/27/83
Lincoln VIP Money Market                             (8.45)     (8.45)     (0.41)       1.44        2.60       4.46      01/07/82
Lincoln VIP Social Awareness                        (31.60)    (31.60)    (18.81)      (5.33)       8.23       9.69      05/02/88
Lincoln VIP Special Opportunities                   (21.36)    (21.36)     (2.79)      (1.62)       7.72        N/A      12/28/81
MFS(R)VIT Capital Opportunities                     (39.09)    (39.09)    (25.54)      (3.66)        N/A       2.52      08/14/96
MFS(R)VIT Utilities                                 (32.22)    (32.22)    (19.73)      (3.67)        N/A       6.75      01/03/95
MFS(R)VIT Total Return                              (14.92)    (14.92)     (0.92)       2.23         N/A       8.30      01/03/95
Neuberger Berman AMT Mid-Cap Growth                 (38.71)    (38.71)    (27.03)      (1.84)        N/A       1.76      11/03/97
Neuberger Berman AMT Regency                        (20.27)    (20.27)       N/A         N/A         N/A     (15.39)     08/22/01
Putnam VT Health Sciences                           (29.83)    (29.83)     (8.47)        N/A         N/A      (4.56)     05/01/98
Scudder VIT Equity 500 Index                        (31.79)    (31.79)    (20.12)      (3.86)        N/A      (3.02)     10/01/97
Scudder VIT Small Cap Index                         (30.10)    (30.10)    (12.87)      (4.89)        N/A      (3.42)     08/25/97
Wells Fargo VT Equity Income                        (28.79)    (28.79)    (12.78)      (3.07)        N/A       3.02      05/06/96
Wells Fargo VT Large Company Growth                 (37.75)    (37.75)    (23.01)        N/A         N/A     (15.53)     09/20/99
Wells Fargo VT Small Cap Growth                     (47.74)    (47.74)    (36.05)     (16.52)        N/A      (5.42)     05/01/95

                                     PART B

The Statement of Additional Information for the MultiFund(R) 5 variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

                           PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) List of Financial Statements

          1.  Part A.
              The Table of Condensed Financial Information incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

          2.  Part B.
              The following financial statements for the Variable Account incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

              Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - Year ended December 31, 2002 Statements of Changes in Net Assets - Years ended December 31,
                  2002 and 2001
              Notes to Financial Statements
              Report of Ernst & Young LLP, Independent Auditors

          3.  Part B.
              The following consolidated financial statements for The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

              Consolidated Balance Sheets - December 31, 2002 and 2001 Consolidated Statements of Income - Years ended
                  December 31, 2002, 2001, and 2000
              Consolidated Statements of Shareholder's Equity -
                  Years ended December 31, 2002, 2001, and 2000
              Consolidated Statements of Cash Flows - Years ended
                  December 31, 2002, 2001, and 2000
              Notes to Consolidated Financial Statements
              Report of Ernst & Young LLP, Independent Auditors

24 (B) List of Exhibits

     (1) Resolution establishing separate account is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1998.

     (2) N/A

     (3) (a)    Selling group agreement for Lincoln Financial Advisors is
                 incorporated herein by reference to Post-Effective Amendment No.16 (File No. 33-25990) filed on April 22, 1999.
         (b) Amendment dated November 22, 1999 to selling group agreement is incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.
         (c) Amendment dated February 14, 2000 to selling group agreement is incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

     (4) (a)    Variable Annuity Contract is incorporated herein by
                 reference to Pre-Effective No. 1 (File No. 333-61554) filed on August 17, 2001.
         (b) Estate Enhancement Death Benefit Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File
                 No. 333-61554) filed on August 17, 2001.
         (c) Enhanced Guaranteed Minimum Death Benefit Rider is incorporated herein by reference to Pre-Effective Amendment
                 No. 1 (File No. 333-61592) filed on August 23, 2001.
         (d) Bonus Credit Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
         (e) Persistency Credit Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
         (f) Annuity Payment Option Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File
                 No. 333-61554) filed on August 17, 2001.
         (g) DCA Fixed Account Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.
         (h) Fixed Account Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.
         (i) Accumulated Benefit Enhancement Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.
         (j) Income4Life(SM) Rider for Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1
                 (File No. 333-68842) filed on December 10, 2001.
         (k) Income4Life(SM) Rider for Non-Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.
         (l) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.
         (m) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.
         (n) Individual Retirement Annuity (IRA) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (o) Individual Retirement Annuity (IRA) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (p)    Roth Individual Retirement Annuity Endorsement
         (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (s) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (t) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (u) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (v) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (w) Accumulated Benefit Enhancement Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (x) Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (y) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (z) GMWB Rider (form # 32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.


     (5) (a)    Annuity Application incorporated herein by reference to
                 Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

     (6) (a)    Articles of Incorporation of The Lincoln National Life
                 Insurance Company are hereby incorporated by reference to the Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.
         (b) By-Laws of The Lincoln National Life Insurance Company are hereby incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-40937) filed on November 9, 1998.
     (7) N/A

     (8) (a)(1) Services Agreement between Delaware Management Holdings,
                 Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

            (2) Amendment to Services Agreement between Delaware Management
                 Holdings Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-43373) filed April 4, 2002.
         (b) Fund Participation Agreement/Amendments for AIM incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (c) Fund Participation Agreement/Amendments for Alliance Capital incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (d) Fund Participation Agreement/Amendments for Delaware incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (e) Fund Participation Agreement/Amendments for Bankers Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (f) Fund Participation Agreement/Amendments for American Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (g) Fund Participation Agreements/Amendments for Fidelity incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (h) Fund Participation Agreements/Amendments for Janus incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (i) Fund Participation Agreement/Amendments for Lincoln VIP Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

         (j) Fund Participation Agreement/Amendments for Massachusetts Financial Services incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (k) Fund Participation Agreement/Amendments for Neuberger&Berman incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (l) Fund Participation Agreement/Amendments for Putnam incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.
         (m) Fund Participation Agreement/Amendments for Wells Fargo incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

     (9) Opinion and Consent of Mary Jo Ardington, Counsel as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

    (10) Consent of Ernst & Young LLP, Independent Auditors.

    (11) N/A

    (12) N/A

    (13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

    (14) N/A

    (15) Organizational Chart of Lincoln National Life Insurance
          Holding Company System incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-38007) filed on August 14, 2003.

    (16) (a) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

         (b) Power of Attorney - Todd R. Stephenson - incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 33-25990) filed on August 18, 2003.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                          POSITIONS AND OFFICES
----                            ------------------------------------------------

Jon A. Boscia **                President and Director
John H. Gotta***                Chief Executive Officer, Executive Vice
                                President, and Director
Todd R. Stephenson*             Chief Financial Officer, Senior Vice
                                President and Director
Gary W. Parker ***              Senior Vice President
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Dennis L. Schoff**              Senior Vice President and General Counsel
Christine Frederick***          Chief Compliance Officer
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director
Jude T. Driscoll****            Director

------------------------
* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
*** Principal business address is 350 Church Street, Hartford, CT 06103 **** Principal business address is One Commerce Square, 2005 Market Street,
     39th Floor, Philadelphia, PA 19103-3682


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of June, 2003, there were 534,090 contract owners under Lincoln National Variable Annuity Account C.


ITEM 28. INDEMNIFICATION--UNDERTAKING

    (a) Brief description of indemnification provisions.

       In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

       In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

      (b) See Item 25.

      (c) N/A

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


 ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

ITEM 33.

    Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 18th day of August, 2003.

                 LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                     (Registrant)
                 Multi-Fund 5

                 By: /s/ Ronald L. Stopher
                     -----------------------------------------------------------
                     Ronald L. Stopher
                     Vice President, The Lincoln National Life Insurance Company

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                     (Depositor)

                 By: /s/ Rise' C. M. Taylor
                     -----------------------------------------------------------
                     Rise' C. M. Taylor
                     (Signature-Officer of Depositor)
                     Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 18, 2003.

Signature                             Title
---------                             -----

*
--------------------------------      President and Director
Jon A. Boscia                         (Principal Executive Officer)

*
--------------------------------      Executive Vice President, Chief Executive
John H. Gotta                         Officer and Director

*
--------------------------------      Senior Vice President, Chief Financial
Todd R. Stephenson                    Officer and Director (Principal Accounting
                                      Officer and Principal Financial Officer)

*
--------------------------------      Director
Barbara S. Kowalczyk

*
--------------------------------      Director
Richard C. Vaughan

*
--------------------------------      Director
Jude T. Driscoll

*
--------------------------------      Chief Investment Officer and Director
See Yeng Quek


*By  /s/ Rise' C. M. Taylor           Pursuant to a Power of Attorney
     ---------------------------
     Rise' C. M. Taylor